Discontinued Operations Discontinued Operations (Details) $ in Millions		3 Months Ended			12 Months Ended
	Sep. 25, 2013 USD ($) MBbls / d	Dec. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Discontinued Operations
Environmental remediation expense					$ 17
Hawaii Operations
Discontinued Operations
Disposal date	Sep. 25, 2013
Processing capacity (thousand barrels per day) | MBbls / d	94
Sale price	$ 539
Sale price, assets	75
Sale price, inventory and other net	$ 464
Earnout arrangement, period	3 years
Earnout arrangement, maximum amount	$ 40
Indemnification for environmental remediation	$ 15
Environmental remediation expense		$ 42
Asset impairment charges				$ 248		$ 248
Costs incurred, asset retirement obligation incurred			$ 14	$ 20